Summary of Significant Accounting Policies - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jul. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Jan. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)
Concentration Risk [Line Items]
Number of Operating Segments | Segment			1
Costs capitalized during the period			$ 0		$ 0		$ 0
Unamortized capitalized software costs			0		0
Impairment of intangible assets		$ 0		$ 0		$ 0
Foreign currency transaction			40,000		100,000		$ 5,000
Accumulated deficit	$ (140,072,000)		(120,924,000)		$ (104,752,000)
Contract acquisition costs			8,200,000
Decrease in deferred revenue			(5,200,000)
Decrease in accumulated deficit			(2,000,000)
Decrease impact of subscription revenue			(900,000)
Increase impact of subscription revenue			$ 600,000
Customer Concentration Risk | Two Customers
Concentration Risk [Line Items]
Concentration risk, percentage			6.00%		9.00%		14.00%
Customer Concentration Risk | Three Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage							20.00%
Customer Concentration Risk | Equity Holders
Concentration Risk [Line Items]
Concentration risk, percentage			3.00%		4.00%		14.00%
Accounts Receivable | Customer Concentration Risk | Two Customers
Concentration Risk [Line Items]
Concentration risk, percentage			22.00%		29.00%		40.00%
Accounts Receivable | Customer Concentration Risk | Three Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage							58.00%
Accounts Receivable | Customer Concentration Risk | Equity Holders
Concentration Risk [Line Items]
Concentration risk, percentage			11.00%		14.00%		40.00%
Accounts Receivable | Customer Concentration Risk | One Customer
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%
Minimum | Software Development
Concentration Risk [Line Items]
Property plant and equipment useful life			2 years
Maximum | Software Development
Concentration Risk [Line Items]
Property plant and equipment useful life			5 years
Cumulative Effect, Period of Adoption, Adjustment
Concentration Risk [Line Items]
Accumulated deficit			$ 11,400,000
Sales and marketing
Concentration Risk [Line Items]
Advertising cost			$ 3,700,000		$ 1,800,000		$ 1,200,000